Preferred Stock Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Benson Hill, Inc
Preferred Stock Warrant Liability

12. Preferred Stock Warrant Liability

In connection with financing arrangements, in the first quarter of 2020, the Company issued 1,077 warrants to purchase Series C-1 preferred shares or any subsequent preferred share round of Benson Hill. The warrants are exercisable in the following scenarios and at the following purchase prices: (1) at the warrant holder’s discretion at any time before the expiration date (December 2035) at the stock purchase price of the preferred share round for which the warrant holder is converting into (($3.6837 — Series C-1) or ($4.1416 — Series D)), or (2) upon the earliest to occur of (i) the expiration date, (ii) a change of control, or (iii) IPO, the warrants shall automatically exercise at no cost to the holder.

Should the Company consummate a bridge financing prior to a change of control or an IPO, the holders of the warrants may surrender their warrants to the Company and receive in exchange all of the same consideration, securities, instruments and rights as if the holder participated in the bridge financing with a loan in an amount equal to the shares issuable upon exercise of the warrants multiplied by the stock purchase price.

The pending business combination with Star Peak, outlined in Note 3 Merger with Star Peak Corp II, does not meet the definition of a change of control or an IPO.

13. Preferred Stock Warrant Liability

In connection with financing arrangements, in the first quarter 2020, the Company issued 1,076,724 warrants to purchase Series C-1 preferred shares or any subsequent preferred share round of Benson Hill. The warrants are exercisable in the following scenarios and at the following purchase prices: (1) at the warrant holder’s discretion at any time before the expiration date (December 1, 2035) at the stock purchase price of the preferred share round for which the warrant holder is converting into (($3.6837 — Series C-1) or ($4.1416 — Series D)), or (2) upon the earliest to occur of (i) the expiration date, (ii) a change of control, or (iii)IPO, the warrants shall automatically exercise at no cost to the holder.

Should the Company consummate a bridge financing prior to a change of control or an IPO, the holders of the warrants may surrender their warrants to the Company and receive in exchange all of the same consideration, securities, instruments and rights as if the holder participated in the bridge financing with a loan in an amount equal to the shares issuable upon exercise of the warrants multiplied by the stock purchase price.